Summary of Future Net Cash Flows Relating to Prove Oil and Natural Gas Reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2015 $ / bbl $ / Mcf	Dec. 31, 2014 $ / bbl $ / Mcf	Dec. 31, 2013 $ / bbl $ / Mcf
weighted average prices | $ / Mcf	2.401	3.455	3.588
Crude Oil
weighted average prices	44.450	88.020	94.280
Natural Gas Liquids
weighted average prices | $ / bbl	12.480	28.300	26.370